Schedule of Stockholders' Equity Note, Warrants or Rights (Details)					12 Months Ended
	Mar. 29, 2014	Dec. 28, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 28, 2013 Range 1 [Member]	Dec. 28, 2013 Range 1 [Member] Minimum [Member]	Dec. 28, 2013 Range 1 [Member] Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						0.70	3.45
Class of Warrant or Right, Outstanding	8,145,080	6,887,580	3,156,848	3,294,229	6,887,580
Class of Warrant or Right, Weighted Average Remaing Contractual Term					3 years 7 months 6 days